Subsequent Events: Related Party Payables Increase (Details) (USD $)	May 15, 2014
Details
Due to Related Parties, Beginning of Period	$ 1,888,330
Increase (Decrease), Convertible Notes Payable	54,833
Increase (Decrease), Reimb Expenses	12,711
Increase (Decrease), Accrued Interest	8,343
Increase (Decrease) During Period, Net	75,887
Due to Related Parties, End of Period	$ 1,964,217